Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders’/Members’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Series A Redeemable Successor Preferred Stock	Series B Convertible Redeemable Successor Preferred Stock	Class A Successor Common Stock	Class B Successor Common Stock	Predecessor Members’ Deficit	Predecessor	Successor Additional Paid-In Capital	Successor Accumulated Deficit	Successor Total Stockholders’ Equity Attributable to Presidio Production Company	Successor Non-controlling Interest	Successor
Balance at Dec. 31, 2024					$ (27,858)
Capital distributions					(60,000)
Net loss					(17,552)	$ (17,552)
Balance at Mar. 31, 2025					(105,410)
Balance at Dec. 31, 2025					(31,983)	(31,983)
Net loss					(71,339)	(71,339)
Balance at Mar. 03, 2026					(103,322)			$ (13,085)	$ (13,085)		$ (13,085)
Balance (in Shares) at Mar. 03, 2026
Balance at Dec. 31, 2025					(31,983)	$ (31,983)
Balance at Mar. 31, 2026	$ 110,869	$ 24,701	$ 3				188,930	(39,629)	149,304	16,760	166,064
Balance (in Shares) at Mar. 31, 2026	125,000	27,173	27,652,068	1,676,830
Balance at Mar. 03, 2026					$ (103,322)			(13,085)	(13,085)		(13,085)
Balance (in Shares) at Mar. 03, 2026
Conversion of Class A ordinary shares and Class B ordinary shares into Class A common stock			$ 1				15,084		15,085		15,085
Conversion of Class A ordinary shares and Class B ordinary shares into Class A common stock (in Shares)			7,794,445
Reclassification of Class B ordinary shares subject to earnout arrangement							(14,896)		(14,896)		(14,896)
Reclassification of Class B ordinary shares subject to earnout arrangement (in Shares)			1,851,161
Deferred tax effects of earnout arrangement							3,325		3,325		3,325
Issuance of equity consideration in Business Combination							18,749		18,749	10,925	29,674
Issuance of equity consideration in Business Combination (in Shares)			1,717,391	1,000,658
Issuance of Class A and Class B common stock in settlement of PIH share-based compensation liability			$ 1				38,775		38,776	7,382	46,158
Issuance of Class A and Class B common stock in settlement of PIH share-based compensation liability (in Shares)			3,551,594	676,172
Issuance of equity consideration in EQVR Acquisition							37,363		37,363		37,363
Issuance of equity consideration in EQVR Acquisition (in Shares)			3,422,260
Issuance of Series A redeemable preferred stock and warrants, net of issuance costs and discounts	$ 110,494						9,149		9,149		9,149
Issuance of Series A redeemable preferred stock and warrants, net of issuance costs and discounts (in Shares)	125,000
Preferred dividends attributable to Series A redeemable preferred stock	$ 375							(1,125)	(1,125)		(1,125)
Issuance of Series B convertible redeemable preferred stock, net of issuance costs and discounts		$ 24,701
Issuance of Series B convertible redeemable preferred stock, net of issuance costs and discounts (in Shares)		27,173
Excise tax imposed on common stock redemptions							(1,303)		(1,303)		(1,303)
Issuance of Class A common stock in connection with PIPE financing, net of issuance costs			$ 1				82,250		82,251		82,251
Issuance of Class A common stock in connection with PIPE financing, net of issuance costs (in Shares)			9,315,217
Share-based compensation							434		434		434
Net loss								(25,419)	(25,419)	(1,547)	(26,966)
Balance at Mar. 31, 2026	$ 110,869	$ 24,701	$ 3				$ 188,930	$ (39,629)	$ 149,304	$ 16,760	$ 166,064
Balance (in Shares) at Mar. 31, 2026	125,000	27,173	27,652,068	1,676,830